Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Parenthetical) (Detail) (USD $)	3 Months Ended		6 Months Ended		2 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Tank	Jun. 30, 2012	Jun. 30, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Management Fees [Member]	Jun. 30, 2012 Management Fees [Member]	Jun. 30, 2013 Management Fees [Member]	Jun. 30, 2012 Management Fees [Member]
Related Party Transaction [Line Items]
Cost of ship management services provided by the partnership	$ 9,831,000	$ 10,568,000	$ 19,678,000	$ 22,236,000			$ 8,600,000	$ 9,300,000	$ 17,700,000	$ 19,300,000
Purchase prepayment					$ 150,000,000	$ 150,000,000
Margin portion of LIBOR interest rate						4.25%
Number of tankers in discontinued operations			6